Consolidated Schedule of Investments
January 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–30.02%
Argentina–0.71%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(a)	$3,265,920	$2,771,133
3.50%, 07/09/2041(a)	5,400,000	3,917,700
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(b)	1,800,000	1,803,600
YPF S.A.,
6.95%, 07/21/2027(b)	800,000	808,661
8.75%, 09/11/2031(b)	3,276,000	3,390,539
		12,691,633
Belgium–0.23%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)	4,200,000	4,199,440
Brazil–0.91%
Arcos Dorados B.V., 6.38%, 01/29/2032(b)	3,145,000	3,303,822
Minerva (Luxembourg) S.A., 8.88%, 09/13/2033(b)	1,800,000	1,967,710
Petrobras Global Finance B.V.,
6.50%, 07/03/2033(c)	1,800,000	1,880,505
6.25%, 01/10/2036	1,875,000	1,844,531
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)(c)	4,745,000	4,788,806
Vale Overseas Ltd., 6.00%, 02/25/2056(b)(d)	2,520,000	2,532,600
		16,317,974
Canada–2.24%
Bell Canada, 6.88%, 09/15/2055(d)	2,369,000	2,455,997
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/2055(d)	2,008,000	2,027,546
Constellation Software, Inc., 5.16%, 02/16/2029(b)(c)	1,247,000	1,269,250
Element Fleet Management Corp.,
5.64%, 03/13/2027(b)	7,037,000	7,150,276
6.32%, 12/04/2028(b)(c)	3,671,000	3,869,881
Enbridge, Inc., 7.38%, 01/15/2083(c)(d)	7,381,000	7,606,104
New Gold, Inc., 6.88%, 04/01/2032(b)(c)	1,433,000	1,523,387
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(b)	576,000	586,443
RB Global Holdings, Inc.,
6.75%, 03/15/2028(b)	850,000	866,856
7.75%, 03/15/2031(b)	318,000	331,877
Rogers Communications, Inc., 7.00%, 04/15/2055(c)(d)	2,190,000	2,272,611
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055(d)	3,819,000	3,983,782
Principal Amount		Value
Canada–(continued)
TELUS Corp., 6.38%, 06/09/2056(c)(d)	$2,178,000	$2,201,294
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(d)	3,609,000	3,619,647
Wrangler Holdco Corp., 6.63%, 04/01/2032(b)	429,000	446,692
		40,211,643
Cayman Islands–0.11%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(b)	1,850,000	1,917,305
Chile–0.60%
Banco de Credito e Inversiones S.A., 8.75%(b)(d)(e)	1,725,000	1,863,328
Banco del Estado de Chile, 7.95%(b)(d)(e)	1,003,000	1,067,503
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(b)	1,461,370	1,501,450
Sociedad Quimica y Minera de Chile S.A.,
5.50%, 09/10/2034(b)	4,885,000	4,962,183
5.63%, 04/22/2056(b)(d)	1,400,000	1,399,104
		10,793,568
China–0.11%
Alibaba Group Holding Ltd., Conv., 0.00%, 09/15/2030(b)(f)(g)	165,000	185,009
Prosus N.V., 3.68%, 01/21/2030(b)	1,800,000	1,735,255
		1,920,264
Colombia–0.38%
Ecopetrol S.A.,
8.63%, 01/19/2029	4,600,000	4,930,984
7.75%, 02/01/2032	1,930,000	1,983,023
		6,914,007
Dominican Republic–0.22%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)	2,055,000	2,157,288
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	720,000	703,260
4.88%, 09/23/2032(b)	1,200,000	1,151,676
		4,012,224
Egypt–0.15%
Egypt Government International Bond, 8.63%, 02/04/2030(b)	2,415,000	2,636,017
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Finland–0.56%
Nordea Bank Abp, 6.63%(b)(d)(e)	$10,000,000	$10,026,510
France–0.33%
Electricite de France S.A., 9.13%(b)(c)(d)(e)	2,334,000	2,763,844
Forvia SE, 8.00%, 06/15/2030(b)(c)	644,000	687,856
Iliad Holding S.A.S.,
7.00%, 10/15/2028(b)	143,000	144,750
8.50%, 04/15/2031(b)	1,466,000	1,570,738
7.00%, 04/15/2032(b)	82,000	84,149
Opal Bidco SAS, 6.50%, 03/31/2032(b)	585,000	597,321
		5,848,658
Germany–0.29%
Bayer US Finance LLC, 6.13%, 11/21/2026(b)	4,573,000	4,638,395
Cerdia Finanz GmbH, 9.38%, 10/03/2031(b)	579,000	591,865
		5,230,260
Greece–0.04%
Danaos Corp., 6.88%, 10/15/2032(b)	642,000	663,527
Guatemala–0.08%
Energuate Trust 2.0, 6.35%, 09/15/2035(b)	1,440,000	1,440,204
Hong Kong–0.03%
Melco Resorts Finance Ltd., 6.50%, 09/24/2033(b)(c)	600,000	599,122
India–0.87%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027(b)	4,650,000	4,602,071
Muthoot Finance Ltd.,
7.13%, 02/14/2028(b)	3,650,000	3,740,750
6.38%, 04/23/2029(b)	7,200,000	7,371,969
		15,714,790
Ireland–0.27%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055(d)	619,000	648,251
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	1,750,000	1,703,291
GGAM Finance Ltd., 6.88%, 04/15/2029(b)	1,237,000	1,282,875
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(b)	177,000	185,639
TrueNoord Capital DAC, 8.75%, 03/01/2030(b)(c)	910,000	960,414
		4,780,470
Israel–0.04%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/01/2046	850,000	650,928
Principal Amount		Value
Italy–0.12%
FiberCop S.p.A.,
6.00%, 09/30/2034(b)(c)	$1,025,000	$1,000,495
7.20%, 07/18/2036(b)	600,000	608,592
Telecom Italia Capital S.A., 6.38%, 11/15/2033(c)	595,000	624,801
		2,233,888
Japan–0.25%
Kioxia Holdings Corp., 6.63%, 07/24/2033(b)	600,000	627,065
RLGH Finance Bermuda Ltd., 6.75%, 07/02/2035(b)	3,600,000	3,812,006
		4,439,071
Macau–0.51%
MGM China Holdings Ltd.,
5.88%, 05/15/2026(b)	4,250,000	4,253,435
4.75%, 02/01/2027(b)	2,960,000	2,949,375
Studio City Finance Ltd., 5.00%, 01/15/2029(b)(c)	736,000	713,677
Wynn Macau Ltd., 6.75%, 02/15/2034(b)(c)	1,260,000	1,278,294
		9,194,781
Mexico–1.08%
Banco Mercantil del Norte S.A., 8.38%(b)(d)(e)	1,850,000	1,996,899
BBVA Bancomer S.A., 7.63%, 02/11/2035(b)(d)	4,320,000	4,569,447
CEMEX S.A.B. de C.V., 5.13%(b)(d)(e)	2,487,000	2,484,508
Mexico Government International Bond, Series 10, 5.63%, 09/22/2035	442,000	433,823
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	3,064,000	2,669,469
Petroleos Mexicanos,
8.75%, 06/02/2029	6,400,000	6,875,719
6.63%, 06/15/2035	310,000	295,569
		19,325,434
Netherlands–0.39%
ING Groep N.V., 5.75%(d)(e)	7,000,000	7,046,126
Panama–0.09%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	1,750,000	1,668,272
Peru–0.19%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(b)	1,990,000	2,076,118
Orazul Energy Peru S.A., 6.25%, 09/17/2032(b)	1,359,000	1,373,627
		3,449,745
Serbia–0.10%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(b)	1,877,000	1,889,346
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Spain–0.21%
Repsol E&P Capital Markets US LLC,
4.81%, 09/16/2028(b)	$1,371,000	$1,387,172
5.20%, 09/16/2030(b)	1,392,000	1,413,839
5.98%, 09/16/2035(b)	900,000	919,229
		3,720,240
Switzerland–0.51%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(b)(d)	460,000	466,752
Credit Suisse Group AG, 6.25%(b)(d)(e)(h)(i)	7,385,000	2,102,879
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/2051(b)(d)	7,200,000	6,565,341
		9,134,972
Thailand–0.08%
GC Treasury Center Co. Ltd., 6.50%(b)(d)(e)	1,461,000	1,476,836
Turkey–0.10%
Akbank Turk A.S., 7.88%, 09/04/2035(b)(d)	1,800,000	1,850,879
United Kingdom–2.36%
Aberdeen Group PLC, 4.25%, 06/30/2028(b)	1,825,000	1,802,963
B.A.T. Capital Corp., 6.00%, 02/20/2034	2,730,000	2,923,213
Barclays Bank PLC, 6.28%(d)(e)	9,030,000	9,543,355
Beazley Insurance DAC, 5.50%, 09/10/2029(b)	2,880,000	2,956,474
British Telecommunications PLC, 4.25%, 11/23/2081(b)(d)	10,850,000	10,809,174
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(b)	935,000	933,405
Hiscox Ltd., 7.00%, 06/11/2036(b)(d)	1,800,000	1,938,713
Howden UK Refinance 2 PLC, 8.13%, 02/15/2032	364,000	371,286
Lloyds Banking Group PLC, 6.75%(d)(e)	5,200,000	5,243,633
M&G PLC, 6.50%, 10/20/2048(b)(d)	925,000	963,734
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(b)(c)	1,344,000	1,326,309
VMED O2 UK Financing I PLC, 6.75%, 01/15/2033(b)	674,000	658,100
Vodafone Group PLC, 4.13%, 06/04/2081(d)	1,348,000	1,269,057
Weir Group, Inc., 5.35%, 05/06/2030(b)	1,568,000	1,610,202
		42,349,618
United States–15.78%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	620,000	636,902
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)(c)	331,000	327,374
Principal Amount		Value
United States–(continued)
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	$555,000	$574,895
AECOM, 6.00%, 08/01/2033(b)	612,000	627,365
AES Corp. (The), 7.60%, 01/15/2055(d)	5,140,000	5,214,859
Air Lease Corp., Series B, 4.65%(d)(e)	663,000	662,099
Aircastle Ltd., 5.25%(b)(d)(e)	653,000	654,332
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	897,000	930,550
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	1,369,000	1,291,147
5.88%, 12/01/2033(b)	322,000	326,743
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	687,510	688,337
5.75%, 04/20/2029(b)	607,000	613,610
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)(c)	641,000	659,760
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	680,000	716,869
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032(b)	577,000	599,738
5.75%, 07/01/2034(b)	677,000	684,201
AP Grange Holdings LLC,
6.50%, 03/20/2045(b)	487,000	517,437
6.50%, 03/20/2045	37,352	37,352
Ares Capital Corp., 5.88%, 03/01/2029(c)	4,550,000	4,670,006
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	646,000	675,364
8.38%, 02/01/2034(b)	314,000	317,737
Beignet Investor LLC, 6.58%, 05/30/2049(b)	622,000	648,075
Berry Global, Inc., 5.65%, 01/15/2034(c)	2,019,000	2,108,166
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/2034(b)	241,000	241,969
BP Capital Markets PLC, 4.88%(c)(d)(e)	1,315,000	1,305,978
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(d)	300,000	308,108
Brink’s Co. (The), 6.75%, 06/15/2032(b)(c)	1,203,000	1,253,326
Bristow Group, Inc., 6.75%, 02/01/2033(b)	657,000	665,006
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)(c)	627,000	631,521
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,021,000	983,883
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)(j)	574,590	632,605
Caturus Energy LLC, 8.50%, 02/15/2030(b)	915,000	954,633
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	$511,000	$505,604
4.75%, 03/01/2030(b)	4,399,000	4,205,162
4.50%, 08/15/2030(b)(c)	3,710,000	3,489,611
4.75%, 02/01/2032(b)(c)	896,000	819,110
4.50%, 05/01/2032	736,000	661,117
4.50%, 06/01/2033(b)(c)	764,000	669,117
Celanese US Holdings LLC,
7.20%, 11/15/2033(c)	451,000	477,398
7.38%, 02/15/2034	168,000	171,064
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	7,200,000	7,397,359
Charles Schwab Corp. (The), 6.20%, 11/17/2029(d)	3,963,000	4,188,072
CHC Group LLC, 11.75%, 09/01/2030(b)	474,000	456,065
Cheniere Energy, Inc., 5.65%, 04/15/2034	2,036,000	2,111,739
Cipher Compute LLC, 7.13%, 11/15/2030(b)	633,000	653,041
Clarios Global L.P./Clarios US Finance Co.,
6.75%, 02/15/2030(b)	800,000	837,333
6.75%, 09/15/2032(b)	118,000	122,208
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	905,000	778,680
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	156,000	162,215
7.00%, 03/15/2032(b)(c)	459,000	471,616
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	350,000	353,833
8.25%, 06/30/2032(b)(c)	547,000	556,900
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)(c)	318,000	318,495
6.75%, 04/15/2032(b)	315,000	317,676
CMS Energy Corp., 6.50%, 06/01/2055(d)	6,859,000	7,087,638
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)(c)	339,000	319,904
4.75%, 02/15/2031(b)	354,000	317,815
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	607,000	611,244
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	137,000	135,044
9.00%, 02/01/2031(b)	200,000	194,702
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	588,000	628,770
Cousins Properties L.P., 5.25%, 07/15/2030	4,045,000	4,154,326
CVS Health Corp., 6.75%, 12/10/2054(c)(d)	1,090,000	1,133,669
DaVita, Inc.,
6.88%, 09/01/2032(b)	285,000	293,751
6.75%, 07/15/2033(b)	305,000	313,274
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	7,515,000	8,023,496
Directv Financing LLC, 8.88%, 02/01/2030(b)	158,000	160,174
Principal Amount		Value
United States–(continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	$125,000	$125,673
10.00%, 02/15/2031(b)	81,000	83,502
Discovery Communications LLC, 4.13%, 05/15/2029	667,000	648,484
Diversified Healthcare Trust, 7.25%, 10/15/2030(b)	632,000	651,718
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	583,000	617,605
Energy Transfer L.P.,
8.00%, 05/15/2054(d)	2,105,000	2,250,626
7.13%, 10/01/2054(d)	10,852,000	11,242,119
EnerSys,
4.38%, 12/15/2027(b)	605,000	601,079
6.63%, 01/15/2032(b)	286,000	296,580
Enpro, Inc., 6.13%, 06/01/2033(b)	1,194,000	1,230,738
Entergy Corp., 7.13%, 12/01/2054(c)(d)	5,559,000	5,823,153
ESAB Corp., 6.25%, 04/15/2029(b)	867,000	891,954
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	578,000	618,406
EZCORP, Inc., 7.38%, 04/01/2032(b)(c)	1,830,000	1,954,025
Fedex Freight Holding Co., Inc.,
4.65%, 03/15/2031(b)	1,105,000	1,105,162
5.25%, 03/15/2036(b)	512,000	507,512
FirstCash, Inc., 6.88%, 03/01/2032(b)	617,000	642,144
FMC Corp., 3.45%, 10/01/2029	130,000	116,809
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	300,000	314,032
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	6,660,000	6,714,637
General Motors Co., 6.80%, 10/01/2027(c)	8,383,000	8,716,807
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032(c)	438,000	457,319
8.00%, 05/15/2033	427,000	445,844
Getty Images, Inc., 10.50%, 11/15/2030(b)(c)	635,000	643,495
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	530,000	531,883
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	615,000	630,379
Gray Media, Inc., 9.63%, 07/15/2032(b)	174,000	179,526
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	650,000	639,885
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	236,000	249,216
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	1,381,000	1,351,223
6.38%, 01/15/2030(b)	589,000	605,725
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/2056(d)	$630,000	$660,996
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	950,000	964,897
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	667,000	656,830
8.38%, 11/01/2033(b)	585,000	607,718
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	1,170,000	1,201,145
Hologic, Inc., 3.25%, 02/15/2029(b)	658,000	655,978
HUB International Ltd., 7.25%, 06/15/2030(b)	853,000	890,450
Hyundai Capital America, 4.90%, 06/23/2028(b)	7,133,000	7,253,053
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	627,000	600,244
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	1,125,000	1,156,679
4.50%, 02/15/2031(b)	658,000	629,241
J.M. Smucker Co. (The), 5.90%, 11/15/2028	3,489,000	3,654,180
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	500,000	492,996
6.13%, 11/01/2032(b)	621,000	632,834
6.75%, 05/01/2033(b)	583,000	606,675
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	1,661,000	1,668,606
L3Harris Technologies, Inc., 5.40%, 01/15/2027	2,972,000	3,013,675
Lamar Media Corp., 4.88%, 01/15/2029	1,890,000	1,891,200
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	566,000	596,585
Level 3 Financing, Inc.,
6.88%, 06/30/2033(b)	652,000	672,252
7.00%, 03/31/2034(b)	645,167	668,790
8.50%, 01/15/2036(b)	275,000	281,791
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	346,000	347,736
4.38%, 01/15/2031(b)(c)	650,000	626,060
Lsf12 Helix Parent LLC, 7.13%, 02/01/2033(b)	122,000	122,663
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	114,000	114,000
Mars, Inc., 4.80%, 03/01/2030(b)(c)	1,214,000	1,240,708
Mattel, Inc., 6.20%, 10/01/2040	1,807,000	1,841,832
Men’s Wearhouse LLC (The), 9.00%, 02/01/2031(b)	122,000	126,999
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	113,000	121,129
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	546,000	552,763
7.13%, 02/01/2032(b)	576,000	576,000
Principal Amount		Value
United States–(continued)
Navient Corp.,
9.38%, 07/25/2030	$205,000	$220,894
7.88%, 06/15/2032	709,000	716,495
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)(c)	623,000	614,287
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	599,000	599,613
Newell Brands, Inc.,
6.63%, 09/15/2029	288,000	288,548
6.38%, 05/15/2030(c)	635,000	628,288
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(c)(d)	4,614,000	4,904,807
OneMain Finance Corp.,
6.63%, 05/15/2029	554,000	571,743
4.00%, 09/15/2030	149,000	140,180
7.13%, 11/15/2031	278,000	288,272
6.75%, 03/15/2032	525,000	537,230
7.13%, 09/15/2032(c)	375,000	388,819
ONEOK, Inc.,
5.55%, 11/01/2026	2,947,000	2,978,028
6.63%, 09/01/2053	3,698,000	3,894,619
Osaic Holdings, Inc.,
6.75%, 08/01/2032(b)	342,000	354,678
Series JAN, 6.75%, 08/01/2032(b)	268,000	277,758
Paramount Global, 2.90%, 01/15/2027	3,852,000	3,792,288
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	310,000	298,499
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)	7,383,000	7,696,379
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	625,000	641,294
Phinia, Inc.,
6.75%, 04/15/2029(b)	256,000	264,954
6.63%, 10/15/2032(b)(c)	324,000	337,533
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(d)	5,593,000	5,696,879
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	173,000	179,555
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	848,000	890,116
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(d)	723,000	746,759
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)(c)	592,000	613,941
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	651,000	619,817
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	599,000	613,618
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	981,000	967,262
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(h)	$339,720	$1,699
Seagate Data Storage Technology Pte. Ltd.,
4.13%, 01/15/2031(b)	1,069,000	1,019,495
9.63%, 12/01/2032(b)	1,512,800	1,711,143
Sempra,
4.13%, 04/01/2052(d)	10,842,000	10,748,840
6.38%, 04/01/2056(c)(d)	2,088,000	2,137,080
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)(c)	650,000	610,217
SGUS LLC, 11.00%, 12/15/2029(b)(h)	165,280	5,372
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	117,000	121,091
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	640,000	654,322
Solventum Corp., 5.45%, 02/25/2027	1,556,000	1,578,604
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(d)	5,367,000	5,346,631
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	608,000	607,830
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	682,000	640,227
State Street Corp.,
Series I, 6.70%(c)(d)(e)	3,415,000	3,544,234
6.45%(d)(e)	8,733,000	9,053,754
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)(c)	582,000	608,388
Sunoco L.P.,
5.63%, 03/15/2031(b)	86,000	86,568
6.25%, 07/01/2033(b)	474,000	486,461
5.88%, 03/15/2034(b)	504,000	505,579
7.88%(b)(d)(e)	188,000	193,760
Tenet Healthcare Corp.,
6.75%, 05/15/2031	883,000	917,709
5.50%, 11/15/2032(b)	1,622,000	1,639,461
6.00%, 11/15/2033(b)	53,000	54,564
Tidewater, Inc., 9.13%, 07/15/2030(b)	584,000	632,113
TransDigm, Inc.,
6.75%, 08/15/2028(b)	3,600,000	3,665,084
6.38%, 03/01/2029(b)	1,970,000	2,028,263
6.00%, 01/15/2033(b)	138,000	140,694
6.25%, 01/31/2034(b)(c)	600,000	620,366
Transocean International Ltd., 7.88%, 10/15/2032(b)	639,000	674,341
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,120,000	1,102,774
United Airlines Holdings, Inc., 5.38%, 03/01/2031	1,584,000	1,601,711
United AirLines, Inc., 4.38%, 04/15/2026(b)	3,664,000	3,663,384
	Principal Amount		Value
United States–(continued)
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)		$104,000	$105,096
Uniti Services LLC, 7.50%, 10/15/2033(b)		550,000	568,122
Univision Communications, Inc.,
8.00%, 08/15/2028(b)		330,000	340,750
9.38%, 08/01/2032(b)		255,000	274,667
Vail Resorts, Inc., 5.63%, 07/15/2030(b)		625,000	635,062
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(b)		667,000	677,839
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)(c)		978,000	1,034,647
9.00%(b)(c)(d)(e)		760,000	669,061
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)		384,000	395,432
6.50%, 01/15/2034(b)		238,000	247,108
6.75%, 01/15/2036(b)		654,000	685,869
Versant Media Group, Inc., 7.25%, 01/30/2031(b)(c)		628,000	643,985
Viatris, Inc., 3.85%, 06/22/2040		2,254,000	1,736,229
Viking Cruises Ltd., 5.88%, 10/15/2033(b)		946,000	959,492
Vistra Corp.,
Series C, 8.88%(b)(d)(e)		915,000	1,005,342
8.00%(b)(d)(e)		296,000	301,651
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)		817,000	817,966
6.88%, 04/15/2032(b)		1,057,000	1,111,171
VoltaGrid LLC, 7.38%, 11/01/2030(b)		1,297,000	1,314,349
Voyager Parent LLC, 9.25%, 07/01/2032(b)		573,000	609,013
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)(c)		580,000	594,885
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032(c)		210,000	185,062
5.05%, 03/15/2042		437,000	308,085
5.14%, 03/15/2052		194,000	129,423
WULF Compute LLC, 7.75%, 10/15/2030(b)(c)		625,000	652,469
			283,438,821
Uzbekistan–0.08%
Navoi Mining and Metallurgical Combinat, 6.70%, 10/17/2028(b)		1,380,000	1,432,031
Total U.S. Dollar Denominated Bonds & Notes (Cost $537,014,881)			539,218,604

Non-U.S. Dollar Denominated Bonds & Notes–21.07%(k)
Argentina–0.46%
Argentina Treasury Bond, 29.50%, 04/27/2027(f)	ARS	10,335,000,000	8,289,429
Australia–1.08%
Queensland Treasury Corp., 5.25%, 08/13/2038(b)	AUD	11,300,000	7,620,577
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Australia–(continued)
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	16,605,000	$11,690,087
			19,310,664
Brazil–6.11%
Brazil Notas do Tesouro Nacional,
Class NTNF, 10.00%, 01/01/2031	BRL	523,000,000	89,627,263
Series B, 6.00%, 05/15/2055	BRL	26,010,000	20,119,231
			109,746,494
Canada–0.65%
Province of Ontario, 5.85%, 03/08/2033	CAD	13,800,000	11,640,079
Czech Republic–0.27%
CPI Property Group S.A., 4.88%(b)(d)(e)	EUR	4,100,000	4,779,765
France–2.30%
BNP Paribas S.A., 2.00%, 05/24/2031(b)(d)	GBP	7,300,000	9,911,062
BPCE S.A.,
5.13%, 01/25/2035(b)(d)	EUR	8,700,000	10,916,815
Series NC5, 1.50%, 01/13/2042(b)(d)	EUR	3,000,000	3,521,934
CMA CGM S.A., 4.88%, 01/15/2032(b)	EUR	575,000	667,542
Electricite de France S.A.,
7.50%(b)(d)(e)	EUR	2,600,000	3,381,105
7.38%(b)(d)(e)	GBP	3,700,000	5,320,070
4.38%(b)(d)(e)	EUR	2,600,000	3,089,395
La Banque Postale, 3.88%(b)(d)(e)	EUR	3,800,000	4,508,495
			41,316,418
Germany–0.63%
Hannover Rueck SE, 5.88%, 08/26/2043(b)(d)	EUR	3,700,000	4,958,979
Norddeutsche Landesbank - Girozentrale, 4.38%, 12/10/2035(b)(d)	EUR	3,800,000	4,603,018
Volkswagen International Finance N.V., 4.63%(b)(d)(e)	EUR	1,440,000	1,710,667
			11,272,664
Greece–0.13%
Eurobank S.A., 5.88%, 11/28/2029(b)(d)	EUR	1,825,000	2,338,712
India–0.39%
India Government Bond, 7.09%, 08/05/2054	INR	675,000,000	7,071,578
Ivory Coast–0.15%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	2,300,000	2,779,110
Mexico–5.16%
Mexican Bonos, Series M, 8.50%, 02/28/2030	MXN	1,241,000,000	71,896,101
	Principal Amount		Value
Mexico–(continued)
Mexican Udibonos, Series S, 4.00%, 08/30/2029	MXN	364,737,492	$20,688,477
			92,584,578
Netherlands–0.03%
Sunrise FinCo I B.V., 4.63%, 05/15/2032(Acquired 05/21/2025-05/28/2025; Cost $595,879)(b)(l)	EUR	525,000	630,809
South Africa–2.35%
Republic of South Africa Government Bond,
Series 2040, 9.00%, 01/31/2040	ZAR	315,000,000	19,989,392
Series 2048, 8.75%, 02/28/2048	ZAR	361,910,000	22,138,545
			42,127,937
Spain–0.26%
Telefonica Europe, B.V., 6.75%(b)(d)(e)	EUR	3,600,000	4,763,035
Supranational–0.11%
African Development Bank, 0.00%, 01/17/2050(g)	ZAR	222,000,000	1,803,922
International Finance Corp., 0.00%, 02/15/2029(b)(g)	TRY	10,300,000	104,534
			1,908,456
United Kingdom–0.44%
United Kingdom Gilt, 4.38%, 07/31/2054(b)	GBP	6,680,000	7,920,719
United States–0.55%
Ford Motor Credit Co. LLC, 6.86%, 06/05/2026	GBP	7,200,000	9,924,840
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $362,736,893)			378,405,287

Asset-Backed Securities–15.02%
Angel Oak Mortgage Trust,
Series 2024-8, Class A3, 5.75%, 05/27/2069(b)		$2,063,810	2,080,941
Series 2024-12, Class A2, 5.86%, 10/25/2069(b)		639,878	647,337
Series 2024-12, Class A3, 6.01%, 10/25/2069(b)		1,038,861	1,051,315
Series 2025-6, Class A3, 5.92%, 04/25/2070(b)		2,475,426	2,507,360
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(m)		8,276	8,024
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(n)		8,216,143	77,808
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

BRAVO Residential Funding Trust,
Series 2023-NQM7, Class A1, 7.13%, 09/25/2063(b)	$2,087,484	$2,114,521
Series 2023-NQM7, Class A2, 7.38%, 09/25/2063(b)	2,936,690	2,977,135
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(n)	3,811,631	42,034
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.97%, 10/12/2050(n)	11,506,617	149,356
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(m)	61,909	60,135
Series 2025-2, Class A10, 6.00%, 02/25/2055(b)(o)	1,569,792	1,594,318
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3, 2.82%, 05/25/2035(o)	283,374	277,495
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.48%, 12/25/2068(b)	730,362	737,243
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	212,463	211,754
Series 2005-J4, Class A7, 5.50%, 11/25/2035	385,146	317,092
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 6.65% (1 mo. Term SOFR + 0.26%), 11/15/2036(m)	16,363	14,805
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(o)	840,000	834,883
Series 2016-K54, Class C, 4.14%, 04/25/2048(b)(o)	4,190,000	4,177,107
GCAT Trust,
Series 2024-INV3, Class A17, 6.50%, 09/25/2054(b)(o)	329,869	337,757
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	1,961,170	1,988,706
Principal Amount		Value

GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.25% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(m)	$1,195,013	$1,202,434
Series 2025-HE1, Class M1, 5.75% (30 Day Average SOFR + 2.05%), 10/25/2055(b)(m)	710,000	718,245
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065(b)	4,806,864	4,835,465
Series 2025-NQM4, Class A2, 5.31%, 10/25/2065(b)	1,875,948	1,887,681
Series 2025-NQM4, Class A3, 5.46%, 10/25/2065(b)	1,875,948	1,887,649
Series 2025-NQM3, Class A2, 5.34%, 11/25/2065(b)	1,201,716	1,210,582
Series 2026-CES1, Class A1, 4.90%, 05/25/2056(b)	2,080,000	2,086,173
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.00%, 07/25/2035(o)	19,243	18,518
Hilton Grand Vacations Trust, Series 2025-2A, Class A, 4.54%, 05/25/2044(b)	1,104,060	1,108,591
J.P. Morgan Mortgage Trust,
Series 2025-NQM4, Class A2, 5.16%, 03/25/2066(b)	2,085,289	2,092,533
Series 2025-NQM4, Class A3, 5.26%, 03/25/2066(b)	2,085,289	2,089,722
Series 2026-CES1, Class A1, 4.91%, 06/25/2056(b)	7,500,000	7,524,005
Series 2026-CES1, Class A1, 4.96%, 06/25/2056(b)	3,700,000	3,711,797
Series 2026-CES1, Class M1, 5.73%, 06/25/2056(b)	1,500,000	1,505,558
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(o)	20,764	20,724
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(o)	1,655,000	1,571,196
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 3.99% (1 mo. Term SOFR + 0.31%), 08/25/2036(m)	2,756,174	929,658
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(n)	3,891,331	49,218
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(o)	$4,666,731	$4,175,227
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM5, Class A3, 6.00%, 10/25/2069(b)	1,549,768	1,567,189
Series 2025-NQM1, Class A3, 6.14%, 11/25/2069(b)	2,248,945	2,283,164
Series 2024-NQM1, Class A2, 6.41%, 12/25/2068(b)	1,558,775	1,576,850
Series 2024-NQM2, Class A3, 6.79%, 05/25/2069(b)	2,531,570	2,571,686
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(b)	621,601	622,242
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(b)	1,195,387	1,195,913
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(b)	407,983	411,754
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(b)	870,578	879,368
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(b)	433,683	437,805
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(b)(o)	690,000	693,961
Series 2024-NQM18, Class A3, 5.87%, 10/25/2064(b)	1,903,277	1,921,066
Series 2025-HE2, Class A1, 5.15% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(m)	4,148,336	4,177,804
PMT Loan Trust,
Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(o)	825,966	841,851
Series 2025-INV6, Class A8, 6.00%, 06/25/2056(b)(o)	488,042	496,010
Rate Mortgage Trust,
Series 2024-J3, Class A2, 5.50%, 10/25/2054(b)(o)	783,238	791,608
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(o)	4,248,429	4,272,618
RCKT Mortgage Trust,
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055(b)	672,213	682,469
Series 2025-CES5, Class A1B, 5.84%, 05/25/2055(b)	1,764,559	1,792,910
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	987,447	999,216
	Principal Amount		Value

Residential Accredit Loans, Inc. Trust, Series 2006- QS13, Class 1A8, 6.00%, 09/25/2036		$17,696	$14,274
SBNA Auto Receivables Trust,
Series 2025-SF1, Class B, 5.12%, 03/17/2031(b)		72,425	72,450
Series 2025-SF1, Class C, 5.14%, 04/15/2031(b)		700,000	702,289
Series 2025-SF1, Class D, 5.34%, 09/15/2031(b)		700,000	704,015
Sequoia Mortgage Trust, Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(o)		3,643,871	3,672,678
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		2,151,771	2,132,875
Switch ABS Issuer LLC, Series 2025-2A, Class A22, 5.37%, 10/25/2055(b)		2,880,000	2,867,285
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.09%, 11/15/2050(n)		5,373,814	68,513
Vantage Data Centers Issuer LLC, Series 2025- 2A, Class A2, 5.24%, 11/15/2055(b)		2,520,000	2,505,389
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003- AR10, Class A7, 5.69%, 10/25/2033(o)		18,266	17,671
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.82%, 12/15/2050(n)		5,240,181	68,157
Westlake Automobile Receivables Trust,
Series 2024-3A, Class D, 5.21%, 04/15/2030(b)		3,500,000	3,548,197
Series 2026-1A, Class C, 4.37%, 06/16/2031(b)		3,650,000	3,654,864
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046		178,114	175,099
Alba PLC,
Series 2007-1, Class F, 7.15% (SONIA + 3.37%), 03/17/2039(b)(k)(m)	GBP	1,271,495	1,616,452
Series 2006-2, Class F, 7.15% (SONIA + 3.37%), 12/15/2038(b)(k)(m)	GBP	833,976	1,046,822
Auburn 15 PLC,
Series E, 5.73% (SONIA + 2.00%), 07/20/2045(b)(k)(m)	GBP	1,401,000	1,889,781
Series F, 6.23% (SONIA + 2.50%), 07/20/2045(b)(k)(m)	GBP	1,666,000	2,248,743
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value

Eurosail PLC,
Series 2006-2X, Class E1C, 7.15% (SONIA + 3.37%), 12/15/2044(b)(k)(m)	GBP	5,550,000	$6,909,775
Series 2006-4X, Class E1C, 6.91% (SONIA + 3.12%), 12/10/2044(b)(k)(m)	GBP	4,135,722	5,034,769
Series 2006-2X, Class D1A, 2.90% (3 mo. EURIBOR + 0.80%), 12/15/2044(b)(k)(m)	EUR	6,300,000	7,027,235
Eurosail-UK NC PLC,
Series 2007-1X, Class D1C, 4.79% (SONIA + 1.01%), 03/13/2045(b)(k)(m)	GBP	1,750,000	2,107,614
Series 2007-1X, Class D1A, 2.94% (3 mo. EURIBOR + 0.84%), 03/13/2045(b)(k)(m)	EUR	2,800,000	2,870,336
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 2.90% (3 mo. EURIBOR + 0.80%), 03/13/2045(b)(k)(m)	EUR	8,400,000	8,887,392
Frontier Mortgage Funding PLC,
Series 2025-1, Class E, 6.23% (SONIA + 2.50%), 12/20/2066(b)(k)(m)	GBP	2,000,000	2,741,224
Series 2025-1, Class F, 7.23% (SONIA + 3.50%), 12/20/2066(b)(k)(m)	GBP	1,000,000	1,370,630
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 5.81% (3 mo. EURIBOR + 3.75%), 06/18/2039(b)(k)(m)	EUR	4,570,000	5,424,122
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 7.74% (SONIA + 4.00%), 07/20/2055(b)(k)(m)	GBP	3,070,000	4,211,022
Series 1A, Class FR, 8.74% (SONIA + 5.00%), 07/20/2055(b)(k)(m)	GBP	1,897,000	2,602,027
Ludgate Funding PLC,
Series 2007-1, Class MA, 4.10% (SONIA + 0.36%), 01/01/2061(b)(k)(m)	GBP	2,002,435	2,613,824
Series 2006-1X, Class A2A, 4.13% (SONIA + 0.31%), 12/01/2060(b)(k)(m)	GBP	4,545,403	6,138,960
Mortgage Funding PLC, Series 2008-1, Class B2, 7.10% (SONIA + 3.32%), 03/13/2046(b)(k)(m)	GBP	14,462,095	18,339,831
Newday Funding Master Issuer PLC,
Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(b)(g)(k)(m)	GBP	3,490,000	4,837,625
Series 2024-3X, Class E, 7.48% (SONIA + 3.75%), 11/15/2032(b)(k)(m)	GBP	2,475,000	3,455,274
	Principal Amount		Value

Newgate Funding PLC,
Series 2006-2, Class CB, 2.45% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(k)(m)	EUR	1,009,107	$1,110,075
Series 2007-3X, Class CB, 3.60% (3 mo. EURIBOR + 1.50%), 12/15/2050(b)(k)(m)	EUR	648,011	740,683
Pavillion Consumer PLC,
Series 2025-1A, Class C, 5.33% (SONIA + 1.60%), 01/25/2036(b)(k)(m)	GBP	7,200,000	9,872,142
Series 2025-1A, Class D, 5.63% (SONIA + 1.90%), 01/25/2036(b)(k)(m)	GBP	3,600,000	4,917,741
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.24% (SONIA + 4.50%), 07/20/2053(b)(k)(m)	GBP	1,380,000	1,891,379
Series 2024-GR6A, Class F, 8.24% (SONIA + 4.50%), 07/20/2053(b)(k)(m)	GBP	2,126,000	2,913,820
Series 2024-GR6X, Class E, 7.24% (SONIA + 3.50%), 07/20/2053(b)(k)(m)	GBP	1,980,000	2,721,905
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024-GR7X, Class E, 6.98% (SONIA + 3.25%), 04/20/2051(b)(k)(m)	GBP	1,555,000	2,131,419
Prosil Acquisition S.A., Series 2019-1, Class A, 4.03% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(k)(m)	EUR	2,470,131	2,405,376
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 4.79% (1 mo. EURIBOR + 2.80%), 11/14/2035(b)(k)(m)	EUR	7,047,113	8,307,341
Alhambra SME Funding DAC, Series 2019-1, Class D, 11.20% (1 mo. EURIBOR + 9.25%), 11/30/2028(b)(k)(m)	EUR	98,679	109,516
Hera Financing DAC,
Series 2024-1A, Class B, 6.81% (SONIA + 2.95%), 11/17/2034(b)(k)(m)	GBP	3,105,176	4,277,126
Series 2024-1A, Class C, 7.61% (SONIA + 3.75%), 11/17/2034(b)(k)(m)	GBP	1,774,386	2,444,081
Series 2024-1A, Class A, 5.76% (SONIA + 1.90%), 11/17/2034(b)(k)(m)	GBP	2,217,983	3,053,715
Last Mile Logistics Pan Euro Finance DAC, Series E, 4.76% (3 mo. EURIBOR + 2.70%), 08/17/2033(b)(k)(m)	EUR	5,386,463	6,383,131
IM Pastor 4, FTA, Series B, 2.23% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(k)(m)	EUR	2,300,000	1,977,159
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value

Santander Consumo 8 Fondo de Titulizacion, Series 8E, 6.53% (3 mo. EURIBOR + 4.50%), 01/21/2040(b)(k)(m)	EUR	4,500,000	$5,395,623
Fideicomiso Dorrego Y Libertador,
Series 1A, 2.00%, 12/31/2043(i)		$7,698,968	6,679,625
0.00%, 12/31/2043(i)(k)	ARS	83,227,881	54,646
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(i)(k)(o)	ARS	311,500,000	1,736,111
Total Asset-Backed Securities (Cost $267,733,140)			269,747,414
U.S. Treasury Securities–10.54%
U.S. Treasury Bills–6.14%
3.56 - 4.14%, 05/14/2026(p)(q)(r)		$110,193,802	110,300,649
U.S. Treasury Bonds–4.40%
5.50%, 08/15/2028		79,247,206	79,039,626
Total U.S. Treasury Securities (Cost $189,441,008)			189,340,275

U.S. Government Sponsored Agency Mortgage-Backed Securities–6.98%
Fannie Mae Grantor Trust,
IO, 0.63%, 11/25/2040(n)		1,317,031	544
0.37%, 12/25/2041(n)		7,981,617	48,968
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(s)		448,440	46,462
7.50%, 11/25/2029(s)		17,021	1,564
6.00%, 12/25/2032 - 08/25/2035(s)		589,804	68,745
5.50%, 11/25/2033 - 06/25/2035(s)		516,277	65,715
Principal Amount		Value

Fannie Mae REMICs,
IO, 3.79% (7.60% - (30 Day Average SOFR + 0.11%)), 06/25/2026(m)(s)	$2,117	$15
4.08% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(m)(s)	61,213	5,812
4.09% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(m)(s)	1,224	124
4.14% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(m)(s)	15,049	1,335
4.18% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(m)(s)	28,521	2,860
4.29% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 - 04/25/2032(m)(s)	41,555	4,122
3.19% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(m)(s)	18,331	1,465
3.99% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(m)(s)	13,614	1,456
4.19% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(m)(s)	55,108	5,568
4.28% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(m)(s)	43,075	3,657
4.39% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(m)(s)	186,140	17,985
4.44% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(m)(s)	101,116	14,613
7.00%, 03/25/2033 - 04/25/2033(s)	254,489	33,624
3.74% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(m)(s)	82,055	9,497
2.24% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(m)(s)	80,073	5,895
2.94% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(m)(s)	60,095	2,268
2.79% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(m)(s)	146,767	6,862
2.89% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(m)(s)	277,534	24,275
3.42% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(m)(s)	280,990	14,992
2.73% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(m)(s)	575,931	45,142
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

4.00%, 04/25/2041(s)	$403,646	$29,665
2.74% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(m)(s)	75,475	6,580
2.34% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(m)(s)	267,456	28,551
1.80% (30 Day Average SOFR + 5.50%), 09/25/2054(m)(s)	49,412,374	1,750,522
2.10% (30 Day Average SOFR + 5.80%), 01/25/2055(m)(s)	36,834,720	1,631,863
6.50%, 10/25/2028 - 04/25/2029	21,406	21,730
6.00%, 05/25/2031 - 01/25/2032	44,532	45,869
4.81% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(m)	48,482	49,055
4.32% (30 Day Average SOFR + 0.61%), 10/18/2032(m)	18,735	18,751
4.31% (30 Day Average SOFR + 0.61%), 12/25/2032(m)	33,811	33,832
4.21% (30 Day Average SOFR + 0.51%), 11/25/2033(m)	16,881	16,858
10.59% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(m)	88,113	104,341
10.22% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(m)	78,797	88,481
4.75% (30 Day Average SOFR + 1.05%), 06/25/2037(m)	47,980	48,641
4.00%, 03/25/2041	61,091	58,827
Federal Home Loan Mortgage Corp.,
8.50%, 08/01/2031	11,497	11,887
5.00%, 09/01/2052 - 03/01/2053(q)	27,814,927	27,955,553
4.50%, 10/01/2052	19,388,009	19,165,048
Federal National Mortgage Association,
7.50%, 03/01/2033	5,119	5,279
7.00%, 12/01/2033	8,868	9,269
5.50%, 02/01/2035 - 03/01/2053(q)	27,145,821	27,673,890
4.50%, 07/01/2052	15,516,287	15,317,530
5.00%, 10/01/2054	5,466,941	5,507,668
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K735, Class X1, IO, 0.96%, 05/25/2026(n)	5,043,903	7,964
Series K093, Class X1, IO, 0.94%, 05/25/2029(n)	41,801,506	1,080,807
Principal Amount		Value

Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027 - 04/01/2030(s)	$50,103	$3,951
6.50%, 02/01/2028 - 06/01/2031(s)	14,767	1,385
7.50%, 12/15/2029(s)	19,875	1,817
6.00%, 12/15/2032(s)	39,482	4,519
Freddie Mac REMICs,
6.50%, 02/15/2028 - 06/15/2032	29,806	31,038
4.27% (30 Day Average SOFR + 0.56%), 02/15/2029(m)	2,260	2,260
4.47% (30 Day Average SOFR + 0.76%), 07/15/2029(m)	2,943	2,950
4.82% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(m)	96,785	97,899
3.50%, 05/15/2032	29,128	28,786
4.32% (30 Day Average SOFR + 0.61%), 01/15/2033(m)	3,076	3,077
10.74% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(m)	60,762	71,705
4.00%, 06/15/2038	37,663	36,336
IO, 7.00%, 03/15/2028 - 04/15/2028(s)	8,326	416
4.28% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(m)(s)	17,714	1,017
5.13% (8.95% - (30 Day Average SOFR + 0.11%)), 08/15/2029(m)(s)	3,054	102
3.23% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(m)(s)	121,447	8,157
2.88% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(m)(s)	213,209	13,557
2.93% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(m)(s)	12,237	755
2.90% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(m)(s)	331,673	26,119
2.33% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(m)(s)	128,741	6,472
3.18% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(m)(s)	66,194	6,840
2.18% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(m)(s)	37,576	3,280
2.25% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(m)(s)	126,466	9,983
2.43% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(m)(s)	54,802	4,961
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

2.30% (30 Day Average SOFR + 6.00%), 04/25/2054(m)(s)	$24,753,064	$1,351,616
2.10% (30 Day Average SOFR + 5.80%), 02/25/2055 - 08/25/2055(m)(s)	78,682,234	3,723,065
1.42% (30 Day Average SOFR + 5.12%), 03/25/2055(m)(s)	54,810,047	1,782,790
1.45% (30 Day Average SOFR + 5.15%), 03/25/2055(m)(s)	54,787,368	2,149,889
2.25% (30 Day Average SOFR + 5.95%), 04/25/2055(m)(s)	69,014,368	3,484,653
1.34% (30 Day Average SOFR + 5.03%), 05/25/2055(m)(s)	83,813,334	2,465,017
1.40% (30 Day Average SOFR + 5.10%), 08/25/2055(m)(s)	41,022,031	1,470,521
Government National Mortgage Association,
ARM, 5.38% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(m)	144	144
7.00%, 01/15/2028 - 01/20/2030	33,212	33,735
8.00%, 01/15/2028 - 09/15/2028	21,645	22,041
IO, 2.76% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(m)(s)	215,600	11,583
2.86% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(m)(s)	310,664	20,698
1.20% (30 Day Average SOFR + 4.90%), 10/20/2054(m)(s)	23,458,945	650,953
0.54% (30 Day Average SOFR + 4.24%), 04/20/2055(m)(s)	54,843,159	694,380
0.65% (30 Day Average SOFR + 4.35%), 04/20/2055(m)(s)	91,068,661	1,484,064
0.75% (30 Day Average SOFR + 4.45%), 07/20/2055(m)(s)	69,912,242	902,469
2.20% (30 Day Average SOFR + 5.90%), 07/20/2055(m)(s)	35,256,293	1,379,882
0.70% (30 Day Average SOFR + 4.40%), 08/20/2055(m)(s)	212,138,762	2,282,083
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $133,974,737)		125,378,991
Principal Amount		Value
Agency Credit Risk Transfer Notes–4.75%
United States–4.75%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 6.80% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(m)	$6,795,000	$6,954,844
Series 2022-R08, Class 1M2, 7.30% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(m)	3,150,000	3,266,494
Series 2023-R02, Class 1M1, 6.00% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(m)	762,935	779,627
Series 2023-R03, Class 2M1, 6.20% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(m)	4,960,147	5,010,552
Series 2023-R04, Class 1M1, 6.00% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(m)	1,533,354	1,567,274
Series 2023-R06, Class 1M1, 5.40% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(m)	716,014	719,058
Series 2023-R06, Class 1M2, 6.40% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(m)	1,145,000	1,177,654
Series 2023-R06, Class 1B1, 7.60% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(m)	1,310,000	1,385,387
Series 2023-R08, Class 1M2, 6.20% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(m)	655,000	668,401
Series 2023-R08, Class 1M1, 5.20% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(m)	357,563	358,316
Series 2024-R02, Class 1M2, 5.50% (30 Day Average SOFR + 1.80%), 02/25/2044(b)(m)	6,900,000	6,949,897
Series 2024-R03, Class 2M2, 5.65% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(m)	7,070,000	7,153,200
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 6.60% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(m)	$7,000,000	$7,163,013
Series 2022-HQA2, Class M1, STACR®, 7.70% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(m)	3,500,000	3,653,403
Series 2022-HQA3, Class M1, STACR®, 7.25% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(m)	3,500,000	3,641,884
Series 2022-HQA3, Class M2, STACR®, 9.05% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(m)	3,745,000	3,988,169
Series 2022-DNA6, Class M1, STACR®, 5.85% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(m)	236,843	237,879
Series 2023-DNA1, Class M1, STACR®, 5.80% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(m)	1,367,501	1,384,319
Series 2023-HQA1, Class M1, STACR®, 7.20% (30 Day Average SOFR + 3.50%), 05/25/2043(b)(m)	6,498,100	6,811,781
Series 2023-HQA2, Class M1, STACR®, 5.70% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(m)	410,995	411,803
Series 2023-HQA2, Class M1, STACR®, 7.05% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(m)	2,100,000	2,163,699
Series 2023-HQA3, Class M2, STACR®, 7.05% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(m)	6,900,000	7,259,490
Series 2024-DNA1, Class M2, STACR®, 5.65% (30 Day Average SOFR + 1.95%), 02/25/2044(b)(m)	3,450,000	3,490,880
Series 2024-HQA1, Class M2, STACR®, 5.70% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(m)	3,719,100	3,765,442
Series 2024-DNA2, Class M2, STACR®, 5.40% (30 Day Average SOFR + 1.70%), 05/25/2044(b)(m)	862,500	867,812
Principal Amount		Value
United States–(continued)
Series 2024-HQA2, Class M2, STACR®, 5.50% (30 Day Average SOFR + 1.80%), 08/25/2044(b)(m)	$3,450,000	$3,473,587
Series 2025-DNA2, Class A1, STACR®, 4.80% (30 Day Average SOFR + 1.10%), 05/25/2045(b)(m)	1,057,000	1,059,891
Total Agency Credit Risk Transfer Notes (Cost $84,224,567)		85,363,756
Shares
Common Stocks & Other Equity Interests–1.78%
Argentina–1.77%
Banco BBVA Argentina S.A.	860,393	6,033,065
Banco Macro S.A., Class B	938,301	9,929,932
Cresud S.A. Comercial Inmobiliaria Financiera y Agropecuaria	344,638	482,158
Grupo Financiero Galicia S.A., Class B	1,987,552	11,412,614
Pampa Energia S.A., ADR(c)(t)	12,000	1,039,680
YPF S.A., Class D(t)	69,239	2,858,708
		31,756,157
United States–0.01%
ACNR Holdings, Inc.	1,116	119,923
Claire’s Holdings LLC, Class S(i)	614	34
McDermott International Ltd.(t)	750	19,605
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(i)(t)	76,715	2,301
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(i)(t)	85,239	2,557
Sabine Oil & Gas Holdings, Inc.(i)(t)	2,510	176
Windstream Services LLC, Wts.(i)	399	8,578
		153,174
Total Common Stocks & Other Equity Interests (Cost $29,488,820)		31,909,331
Principal Amount
Variable Rate Senior Loan Interests–0.32%(u)(v)
United States–0.32%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.92% (3 mo. Term SOFR + 3.25%), 05/07/2032	$362,263	363,395
ACNR Holdings, Inc., Term Loan, 13.00%, 12/11/2029	60,528	60,654
Bausch and Lomb, Inc., Term Loan, 7.42% (1 mo. Term SOFR + 3.75%), 01/30/2031	621,875	627,316
Claire’s Stores, Inc., Term Loan, 12.30% (1 mo. Term SOFR + 6.50%), 12/18/2026	196,049	13,233
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.79% (1 mo. Term SOFR + 4.00%), 08/23/2028	618,223	619,660
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 6.42% (1 mo. Term SOFR + 2.75%), 01/31/2030	$546,638	$551,423
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.12% (3 mo. Term SOFR + 2.50%), 08/04/2031	895,961	895,939
Greystar Real Estate Partners LLC, Term Loan B, 6.32% (3 mo. Term SOFR + 2.50%), 08/21/2030(i)	350,007	351,758
Iris Holding, Inc. (Intertape), First Lien Term Loan, -% (3 mo. Term SOFR + 4.75%), 06/28/2028	360,000	349,313
Prairie Acquiror L.P., Term Loan B, 7.42% (1 mo. Term SOFR + 3.25%), 08/01/2029	638,690	640,354
TransDigm, Inc., Term Loan L, 6.17% (3 mo. Term SOFR + 2.50%), 01/19/2032	1,187,227	1,187,851
Total Variable Rate Senior Loan Interests (Cost $5,810,153)		5,660,896
Shares
Preferred Stocks–0.12%
United States–0.12%
Citigroup, Inc., 6.25%, Series II, Pfd.	87,725	2,201,020
Claire’s Holdings LLC, Series A, Pfd.(i)	195	99
Total Preferred Stocks (Cost $2,290,323)		2,201,119
Principal Amount
Commercial Paper–0.04%
Argentina–0.04%
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(i)	258,641	260,333
Principal Amount		Value
Argentina–(continued)
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(i)	355,548	$360,332
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(i)	157,515	160,128
Total Commercial Paper (Cost $771,704)		780,793
Shares
Money Market Funds–4.66%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(w)(x)	29,258,537	29,258,537
Invesco Treasury Portfolio, Institutional Class, 3.57%(w)(x)	54,337,229	54,337,229
Total Money Market Funds (Cost $83,595,766)		83,595,766

Options Purchased–6.21%
(Cost $119,687,838)(y)		111,497,102
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-101.51% (Cost $1,816,769,830)		1,823,099,334
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.46%
Invesco Private Government Fund, 3.65%(w)(x)(z)	17,275,549	17,275,549
Invesco Private Prime Fund, 3.80%(w)(x)(z)	44,852,179	44,865,635
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,141,441)		62,141,184
TOTAL INVESTMENTS IN SECURITIES—104.97% (Cost $1,878,911,271)		1,885,240,518
OTHER ASSETS LESS LIABILITIES–(4.97)%		(89,328,307)
NET ASSETS–100.00%		$1,795,912,211
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
IO	– Interest Only
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $723,435,685, which represented 40.28% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Zero coupon bond issued at a discount.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31,
2026 was $2,109,950, which represented less than 1% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Restricted security. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2026.
(n)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
January 31, 2026.

(o)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2026.

(p)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(q)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(r)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(s)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(t)	Non-income producing security.
(u)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(v)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(w)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,724,155	$73,720,995	$(62,186,613)	$-	$-	$29,258,537	$203,998
Invesco Treasury Portfolio, Institutional Class	32,916,233	136,910,420	(115,489,424)	-	-	54,337,229	374,669
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,114,749	14,640,197	(17,479,397)	-	-	17,275,549	163,772*
Invesco Private Prime Fund	52,330,029	35,633,655	(43,098,049)	(894)	894	44,865,635	440,298*
Total	$123,085,166	$260,905,267	$(238,253,483)	$(894)	$894	$145,736,950	$1,182,737

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(x)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(y)	The table below details options purchased.
(z)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Deutsche Bank AG	04/24/2026	USD	0.72	AUD	5,490,000	$906,509
AUD versus USD	Call	Merrill Lynch International	06/01/2026	USD	0.72	AUD	5,500,000	365,869
AUD versus USD	Call	Merrill Lynch International	07/20/2026	USD	0.68	AUD	36,000,000	943,607
EUR versus USD	Call	Goldman Sachs International	03/26/2026	USD	1.21	EUR	91,530,000	71,824
EUR versus USD	Call	Goldman Sachs International	04/20/2026	USD	1.20	EUR	7,220,000	778,790
EUR versus USD	Call	Goldman Sachs International	05/06/2026	USD	1.20	EUR	5,450,000	517,723
EUR versus USD	Call	Goldman Sachs International	05/18/2026	USD	1.20	EUR	7,300,000	642,307
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	03/19/2026	USD	1.20	EUR	8,430,000	969,422
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	04/20/2026	USD	1.20	EUR	8,420,000	730,633
EUR versus USD	Call	Merrill Lynch International	05/08/2026	USD	1.35	EUR	23,230,000	283,204
EUR versus USD	Call	Morgan Stanley and Co. International PLC	05/11/2026	USD	1.30	EUR	13,940,000	503,479
Subtotal — Foreign Currency Call Options Purchased								6,713,367
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	07/27/2026	JPY	160.00	CHF	8,830,000	39,624
CHF versus JPY	Put	Goldman Sachs International	07/21/2027	JPY	147.00	CHF	14,130,000	147,286
CHF versus JPY	Put	UBS AG	09/17/2026	JPY	161.00	CHF	5,400,000	46,620
CHF versus JPY	Put	UBS AG	10/23/2026	JPY	165.00	CHF	5,420,000	90,795
CHF versus JPY	Put	UBS AG	01/20/2027	JPY	170.00	CHF	5,480,000	220,582
EUR versus BRL	Put	Goldman Sachs International	07/16/2026	BRL	6.00	EUR	7,300,000	1,241,549
EUR versus BRL	Put	Goldman Sachs International	07/23/2026	BRL	6.00	EUR	4,520,000	777,575
GBP versus USD	Put	UBS AG	02/23/2026	USD	1.30	GBP	45,160,000	2,101
USD versus BRL	Put	Barclays Bank PLC	04/30/2026	BRL	5.15	USD	1,800,000	302,488
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	04/23/2026	BRL	5.25	USD	3,630,000	260,336
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	05/11/2026	BRL	5.30	USD	36,130,000	678,196
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	05/27/2026	BRL	5.10	USD	5,475,000	322,401
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	5.40	USD	36,000,000	1,044,540
USD versus BRL	Put	Merrill Lynch International	05/21/2026	BRL	5.35	USD	36,610,000	858,175
USD versus CAD	Put	Deutsche Bank AG	05/06/2026	CAD	1.20	USD	8,710,000	31,574
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	855.00	USD	36,500,000	1,207,639
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	82.00	USD	7,000,000	10,185
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	87.00	USD	4,520,000	81,649
USD versus INR	Put	Merrill Lynch International	05/26/2026	INR	87.00	USD	5,420,000	101,457
USD versus JPY	Put	BNP Paribas S.A.	02/16/2026	JPY	145.00	USD	126,670,000	48,895
USD versus JPY	Put	Goldman Sachs International	02/16/2026	JPY	143.00	USD	7,240,000	62,481
USD versus JPY	Put	Goldman Sachs International	05/06/2026	JPY	110.00	USD	34,860,000	16,001
USD versus JPY	Put	Goldman Sachs International	05/12/2027	JPY	120.00	USD	9,050,000	236,368
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/18/2027	JPY	117.50	USD	9,030,000	240,017
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	11/11/2027	JPY	115.00	USD	9,050,000	229,780
USD versus KRW	Put	Deutsche Bank AG	05/20/2026	KRW	1,200.00	USD	3,500,000	6,223
USD versus KRW	Put	Merrill Lynch International	05/15/2026	KRW	1,300.00	USD	163,430,000	47,885
USD versus KRW	Put	Merrill Lynch International	07/23/2026	KRW	1,350.00	USD	91,530,000	447,856
USD versus KRW	Put	Merrill Lynch International	06/04/2027	KRW	1,200.00	USD	9,030,000	309,449
USD versus MXN	Put	Merrill Lynch International	04/27/2026	MXN	16.50	USD	3,670,000	210,100
USD versus MXN	Put	Merrill Lynch International	07/13/2026	MXN	17.90	USD	91,250,000	3,053,864
USD versus ZAR	Put	Deutsche Bank AG	04/29/2026	ZAR	15.85	USD	55,020,000	655,784
USD versus ZAR	Put	Goldman Sachs International	07/23/2026	ZAR	16.05	USD	36,130,000	851,187
USD versus ZAR	Put	Merrill Lynch International	04/13/2026	ZAR	16.30	USD	36,500,000	881,329
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus ZAR	Put	Morgan Stanley and Co. International PLC	07/30/2026	ZAR	15.80	USD	18,340,000	$323,224
USD versus ZAR	Put	UBS AG	04/29/2026	ZAR	15.75	USD	72,260,000	69,875
Subtotal — Foreign Currency Put Options Purchased								15,155,090
Total Foreign Currency Options Purchased								$21,868,457

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $32,162,588.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Call	Goldman Sachs International	3.45%	Receive	SONIA	At Maturity	08/05/2026	GBP	180,640,000	$321,110
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.70	Receive	SOFR	Annually	09/24/2035	USD	48,000,000	1,981,815
2 Year Interest Rate Swap	Call	Goldman Sachs International	2.85	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	281,570,000	2,545,806
20 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.12	Receive	SOFR	Annually	10/17/2035	USD	96,260,000	2,001,864
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.98	Receive	SOFR	Annually	11/06/2030	USD	361,280,000	9,683,677
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.36	Receive	6 Month EURIBOR	Semi-Annually	02/06/2026	EUR	131,820,000	1,391
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.38	Receive	6 Month EURIBOR	Semi-Annually	06/24/2026	EUR	137,760,000	358,959
Subtotal — Interest Rate Call Swaptions Purchased										16,894,622
Interest Rate Risk
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.20	Pay	SOFR	Annually	09/24/2035	USD	48,000,000	2,942,678
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	62,100,000	14,376,403
20 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.12	Pay	SOFR	Annually	10/17/2035	USD	96,260,000	5,688,326
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.00	Pay	6 Month EURIBOR	Semi-Annually	01/20/2027	EUR	47,070,000	3,702,306
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.26	Pay	SOFR	Annually	01/27/2028	USD	70,920,000	4,681,452
30 Year Interest Rate Swap	Put	Merrill Lynch International	4.34	Pay	SOFR	Annually	01/08/2031	USD	34,080,000	3,138,805
30 Year Interest Rate Swap	Put	Mizuho Capital Markets LLC/New York	4.27	Pay	SOFR	Annually	01/08/2029	USD	48,690,000	3,893,718
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.15	Pay	SOFR	Annually	11/04/2026	USD	259,220,000	12,079,201
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.26	Pay	SOFR	Annually	01/10/2028	USD	73,520,000	4,787,054
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.28	Pay	SOFR	Annually	01/27/2028	USD	68,470,000	4,450,630
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.98	Pay	SOFR	Annually	11/06/2030	USD	361,280,000	12,993,450
Subtotal — Interest Rate Put Swaptions Purchased										72,734,023
Total Interest Rate Swaptions Purchased										$89,628,645

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $32,162,588.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Exchange-Traded Futures Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Interest Rate Risk
U.S. Treasury 10 Year Notes	Call	03/27/2026	4,867	USD	113.50	USD	552,404,500	$(988,609)
Interest Rate Risk
U.S. Treasury 10 Year Notes	Put	03/27/2026	4,867	USD	111.00	USD	540,237,000	(2,129,313)
Total Exchange-Traded Future Options Written								$(3,117,922)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread	Notional Value		Value
Credit Risk
Goldman Sachs International	Put	70.00%	Markit CDX North America Investment Grade Index, Series 45, Version 1	(1.00)%	Quarterly	04/15/2026	0.495%	USD	146,000,000	$(69,576)
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 44, Version 1	(5.00)	Quarterly	03/18/2026	2.468	EUR	144,000,000	(204,702)
Total Credit Default Swaptions Written										$(274,278)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $32,162,588.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	07/20/2026	USD	0.72	AUD	36,000,000	$(387,160)
EUR versus BRL	Call	Goldman Sachs International	07/16/2026	BRL	6.75	EUR	3,650,000	(1,305,988)
EUR versus BRL	Call	Goldman Sachs International	07/23/2026	BRL	6.75	EUR	2,285,000	(848,209)
EUR versus MXN	Call	J.P. Morgan Chase Bank, N.A.	07/07/2026	MXN	22.65	EUR	54,770,000	(457,632)
USD versus BRL	Call	Goldman Sachs International	01/26/2027	BRL	5.75	USD	18,310,000	(1,014,063)
USD versus BRL	Call	Goldman Sachs International	07/06/2027	BRL	6.75	USD	54,150,000	(1,693,162)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	05/11/2026	BRL	6.00	USD	36,130,000	(152,613)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	6.00	USD	18,000,000	(147,780)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	07/10/2026	BRL	7.00	USD	23,546,000	(35,437)
USD versus BRL	Call	Merrill Lynch International	05/21/2026	BRL	5.75	USD	36,610,000	(354,458)
USD versus BRL	Call	Merrill Lynch International	07/03/2026	BRL	6.00	USD	52,950,000	(475,968)
USD versus CLP	Call	Goldman Sachs International	01/15/2027	CLP	950.00	USD	36,500,000	(715,254)
USD versus IDR	Call	Goldman Sachs International	08/13/2026	IDR	17,000.00	USD	36,010,000	(625,926)
USD versus KRW	Call	Merrill Lynch International	07/23/2026	KRW	1,480.00	USD	36,610,000	(487,901)
USD versus MXN	Call	Merrill Lynch International	07/13/2026	MXN	19.20	USD	91,250,000	(634,188)
USD versus TRY	Call	Goldman Sachs International	01/25/2027	TRY	55.75	USD	64,070,000	(4,710,234)
USD versus ZAR	Call	Deutsche Bank AG	04/29/2026	ZAR	16.80	USD	55,020,000	(616,114)
USD versus ZAR	Call	Goldman Sachs International	07/23/2026	ZAR	17.00	USD	36,130,000	(658,686)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	02/01/2027	ZAR	18.35	USD	36,200,000	(686,280)
USD versus ZAR	Call	Merrill Lynch International	04/13/2026	ZAR	17.10	USD	36,500,000	(232,870)
USD versus ZAR	Call	Morgan Stanley and Co. International PLC	07/30/2026	ZAR	17.10	USD	18,340,000	(322,711)
Subtotal — Foreign Currency Call Options Written								(16,562,634)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Put	Deutsche Bank AG	07/23/2026	USD	0.66	AUD	32,710,000	$(186,435)
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	01/06/2027	USD	0.62	AUD	73,030,000	(420,007)
AUD versus USD	Put	Merrill Lynch International	07/20/2026	USD	0.65	AUD	36,000,000	(148,933)
USD versus BRL	Put	Goldman Sachs International	07/06/2027	BRL	5.30	USD	52,950,000	(1,642,350)
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	05/11/2026	BRL	5.00	USD	36,130,000	(95,094)
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	5.05	USD	36,000,000	(205,236)
USD versus BRL	Put	Merrill Lynch International	05/21/2026	BRL	5.05	USD	36,610,000	(154,091)
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	805.00	USD	73,000,000	(1,001,852)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	03/05/2026	CLP	885.00	USD	36,130,000	(782,178)
USD versus MXN	Put	Merrill Lynch International	07/13/2026	MXN	17.10	USD	91,250,000	(1,022,547)
USD versus ZAR	Put	Deutsche Bank AG	04/29/2026	ZAR	15.20	USD	55,020,000	(163,024)
USD versus ZAR	Put	Goldman Sachs International	03/11/2026	ZAR	17.50	USD	17,325,000	(1,463,876)
USD versus ZAR	Put	Goldman Sachs International	07/23/2026	ZAR	15.45	USD	36,130,000	(378,823)
USD versus ZAR	Put	Merrill Lynch International	04/13/2026	ZAR	15.80	USD	36,500,000	(348,429)
USD versus ZAR	Put	Morgan Stanley and Co. International PLC	07/30/2026	ZAR	14.90	USD	18,340,000	(85,758)
Subtotal — Foreign Currency Put Options Written								(8,098,633)
Total Foreign Currency Options Written								$(24,661,267)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $32,162,588.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
5 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.35%	SOFR	Receive	Annually	07/29/2026	USD	143,980,000	$(752,055)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.00	6 Month EURIBOR	Receive	Semi-Annually	01/28/2027	EUR	53,780,000	(1,655,092)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.50	SOFR	Receive	Annually	04/07/2026	USD	91,425,000	(121,130)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.40	SOFR	Receive	Annually	03/09/2026	USD	121,950,000	(22,938)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.02	6 Month EURIBOR	Receive	Semi-Annually	09/12/2030	EUR	25,600,000	(2,019,007)
1 Year Interest Rate Swap	Call	Goldman Sachs International	3.25	SONIA	Receive	At Maturity	08/05/2026	GBP	180,640,000	(149,044)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	4.06	SOFR	Receive	Annually	11/06/2030	USD	93,930,000	(8,136,211)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	41,365,000	(603,855)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.30	SOFR	Receive	Annually	01/06/2027	USD	243,430,000	(1,667,393)
5 Year Interest Rate Swap	Call	Merrill Lynch International	3.15	SOFR	Receive	Annually	01/08/2027	USD	144,510,000	(727,325)
5 Year Interest Rate Swap	Call	Merrill Lynch International	3.25	SOFR	Receive	Annually	01/19/2027	USD	243,333,333	(1,536,105)
30 Year Interest Rate Swap	Call	Merrill Lynch International	3.00	6 Month EURIBOR	Receive	Semi-Annually	01/28/2027	EUR	43,030,000	(1,324,258)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.85	6 Month EURIBOR	Receive	Semi-Annually	03/04/2026	EUR	21,010,000	(79,434)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.90	6 Month EURIBOR	Receive	Semi-Annually	03/16/2026	EUR	48,470,000	(426,206)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.00	6 Month EURIBOR	Receive	Semi-Annually	01/28/2028	EUR	17,930,000	(877,948)
Subtotal—Interest Rate Call Swaptions Written										(20,098,001)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55%	SONIA	Pay	Annually	05/10/2027	GBP	46,480,000	$(984,124)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.70	SOFR	Pay	Annually	07/29/2026	USD	143,980,000	(841,613)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.50	6 Month EURIBOR	Pay	Semi-Annually	01/20/2027	EUR	94,130,000	(2,435,763)
1 Year Interest Rate Swap	Put	Goldman Sachs International	3.75	SONIA	Pay	At Maturity	08/05/2026	GBP	180,640,000	(82,627)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.58	SOFR	Pay	Annually	01/27/2028	USD	623,600,000	(4,642,347)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.80	SOFR	Pay	Annually	01/06/2027	USD	243,430,000	(2,142,970)
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.06	SOFR	Pay	Annually	11/06/2030	USD	93,930,000	(12,067,261)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.65	SOFR	Pay	Annually	01/19/2027	USD	243,333,333	(2,927,543)
1 Year Interest Rate Swap	Put	Merrill Lynch International	3.93	SOFR	Pay	At Maturity	01/08/2031	USD	486,870,000	(2,969,625)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.55	SOFR	Pay	Annually	01/08/2027	USD	144,510,000	(2,019,303)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	6 Month BBSW	Pay	Semi-Annually	12/11/2026	EUR	363,490,000	(5,399,027)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	6 Month BBSW	Pay	Semi-Annually	12/04/2026	AUD	145,380,000	(2,118,919)
10 Year Interest Rate Swap	Put	Mizuho Capital Markets LLC/New York	4.20	SOFR	Pay	Annually	01/08/2029	USD	99,320,000	(3,997,299)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.25	6 Month EURIBOR	Pay	Semi-Annually	07/16/2026	EUR	46,610,000	(1,233,918)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.59	SOFR	Pay	Annually	01/27/2028	USD	586,920,000	(4,329,456)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.00	SONIA	Pay	Annually	10/22/2027	GBP	19,250,000	(1,177,058)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.50	SOFR	Pay	At Maturity	01/07/2028	USD	2,434,300,000	(8,996,443)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.78	SOFR	Pay	Annually	01/10/2028	USD	272,650,000	(5,018,050)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.50	SOFR	Pay	Annually	11/04/2026	USD	259,220,000	(5,842,650)
Subtotal—Interest Rate Put Swaptions Written										(69,225,996)
Total Interest Rate Swaptions Written										$(89,323,997)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $32,162,588.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	3,551	March-2026	$740,355,760	$(587,982)	$(587,982)
U.S. Treasury 10 Year Notes	625	March-2026	69,892,578	(562,567)	(562,567)
Subtotal—Long Futures Contracts				(1,150,549)	(1,150,549)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	113	March-2026	$(12,309,055)	$42,203	$42,203
U.S. Treasury 10 Year Ultra Notes	17	March-2026	(1,940,656)	(1,469)	(1,469)
U.S. Treasury Long Bonds	23	March-2026	(2,647,875)	11,523	11,523
U.S. Treasury Ultra Bonds	33	March-2026	(3,875,438)	66,971	66,971
Subtotal—Short Futures Contracts				119,228	119,228
Total Futures Contracts				$(1,031,321)	$(1,031,321)

(a)	Futures contracts collateralized by $1,368,736 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/18/2026	Deutsche Bank AG	INR	1,629,720,000	USD	17,934,237	$221,552
03/18/2026	Deutsche Bank AG	USD	18,944,691	AUD	28,599,430	968,448
03/18/2026	Deutsche Bank AG	USD	55,009,702	EUR	46,885,000	678,087
03/18/2026	Deutsche Bank AG	USD	17,505,000	GBP	12,965,993	236,058
03/18/2026	Deutsche Bank AG	USD	1,158,002	MXN	21,283,377	55,136
03/18/2026	Deutsche Bank AG	USD	2,323,836	NZD	4,004,593	91,172
03/18/2026	Deutsche Bank AG	USD	196,584	PLN	715,000	4,636
03/18/2026	Deutsche Bank AG	USD	64,617	SGD	83,090	896
02/03/2026	Goldman Sachs International	BRL	345,566,755	USD	66,366,272	703,499
02/03/2026	Goldman Sachs International	USD	170,311,974	BRL	905,823,878	1,807,902
02/27/2026	Goldman Sachs International	USD	66,661,604	EUR	57,330,000	1,371,437
03/03/2026	Goldman Sachs International	USD	38,273,208	BRL	203,342,878	121,263
03/18/2026	Goldman Sachs International	EUR	28,975,000	USD	34,658,446	243,310
03/18/2026	Goldman Sachs International	USD	555,722	CZK	11,560,000	7,519
03/18/2026	Goldman Sachs International	USD	40,733,040	EUR	34,685,000	464,165
03/18/2026	Goldman Sachs International	USD	17,447,000	KRW	25,559,855,000	197,813
03/18/2026	Goldman Sachs International	USD	12,569	THB	398,313	127
05/08/2026	Goldman Sachs International	JPY	1,549,292,500	USD	11,150,000	1,058,925
03/19/2027	Goldman Sachs International	INR	15,445,512,500	USD	173,750,000	10,461,544
03/18/2026	J.P. Morgan Chase Bank, N.A.	EUR	7,740,194	USD	9,273,533	80,097
03/18/2026	J.P. Morgan Chase Bank, N.A.	JPY	2,189,150,838	USD	14,250,500	52,844
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	5,374,247	AUD	8,085,649	255,608
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	4,418	CAD	6,131	93
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	32,927,457	CNY	231,226,485	307,154
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	169,428,234	EUR	144,435,365	2,125,270
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	4,969,233	GBP	3,695,128	86,722
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	12,050,000	MXN	211,495,575	5,101
07/07/2026	J.P. Morgan Chase Bank, N.A.	JPY	1,109,773,800	USD	7,940,000	678,368
03/18/2026	Merrill Lynch International	USD	17,139,868	COP	66,329,575,500	650,542
03/18/2026	Merrill Lynch International	USD	2,312,603	GBP	1,731,834	57,024
03/18/2026	Merrill Lynch International	USD	69,834,947	KRW	101,947,150,731	542,542
03/18/2026	Merrill Lynch International	USD	12,480,008	MXN	226,078,155	406,290
03/18/2026	Merrill Lynch International	USD	9,085,000	ZAR	150,729,235	216,403
03/25/2026	Merrill Lynch International	IDR	14,050,606,100	USD	838,442	1,787
02/03/2026	Morgan Stanley and Co. International PLC	BRL	165,478,878	USD	31,639,716	196,292
03/09/2026	Morgan Stanley and Co. International PLC	USD	27,100,000	CLP	25,025,495,000	1,530,977
03/18/2026	Morgan Stanley and Co. International PLC	USD	13,130,000	AUD	19,497,288	445,523
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/18/2026	Morgan Stanley and Co. International PLC	USD	180,970	CLP	166,136,118	$9,098
03/18/2026	Morgan Stanley and Co. International PLC	USD	38,452,494	ZAR	630,142,208	433,173
04/06/2026	Morgan Stanley and Co. International PLC	USD	7,665,000	CLP	6,760,530,000	69,098
02/25/2026	UBS AG	USD	6,156,201	GBP	4,700,000	274,890
03/18/2026	UBS AG	USD	9,343,042	EUR	7,943,737	92,153
03/18/2026	UBS AG	USD	26,220,000	JPY	4,077,407,449	223,874
Subtotal—Appreciation						27,434,412
Currency Risk
03/18/2026	BNP Paribas S.A.	EUR	12,745,797	USD	15,038,996	(99,859)
03/18/2026	Deutsche Bank AG	AUD	19,805,285	USD	13,119,318	(670,657)
03/18/2026	Deutsche Bank AG	EUR	39,614,301	USD	46,443,260	(608,736)
03/18/2026	Deutsche Bank AG	MXN	1,894,072,306	USD	103,054,088	(4,906,722)
03/18/2026	Deutsche Bank AG	NZD	4,281,000	USD	2,484,233	(97,465)
03/18/2026	Deutsche Bank AG	PLN	159,271	USD	43,790	(1,033)
03/18/2026	Deutsche Bank AG	USD	10,523,861	INR	956,324,301	(130,007)
03/18/2026	Deutsche Bank AG	USD	8,885,000	KRW	12,739,401,850	(90,570)
03/25/2026	Deutsche Bank AG	USD	13,130,000	IDR	220,255,750,000	(14,694)
02/03/2026	Goldman Sachs International	BRL	905,823,878	USD	165,176,279	(6,943,598)
02/03/2026	Goldman Sachs International	USD	66,072,686	BRL	345,566,756	(409,913)
03/03/2026	Goldman Sachs International	BRL	702,481,000	USD	132,221,015	(418,921)
03/18/2026	Goldman Sachs International	CZK	11,455,819	USD	550,713	(7,451)
03/18/2026	Goldman Sachs International	HUF	63,792,316	USD	192,757	(4,901)
03/18/2026	Goldman Sachs International	MXN	660,011,352	USD	36,520,000	(1,100,190)
03/18/2026	Goldman Sachs International	USD	34,850,000	MXN	603,305,775	(461,988)
06/23/2026	Goldman Sachs International	BRL	42,703,450	USD	7,505,000	(353,167)
03/19/2027	Goldman Sachs International	USD	173,750,000	INR	15,445,512,500	(10,461,543)
02/12/2026	J.P. Morgan Chase Bank, N.A.	ZAR	199,462,020	USD	11,560,000	(779,221)
03/18/2026	J.P. Morgan Chase Bank, N.A.	AUD	32,690,000	USD	21,270,598	(1,490,713)
03/18/2026	J.P. Morgan Chase Bank, N.A.	CAD	16,521,786	USD	11,906,059	(250,239)
03/18/2026	J.P. Morgan Chase Bank, N.A.	CNY	52,980,000	USD	7,544,537	(70,377)
03/18/2026	J.P. Morgan Chase Bank, N.A.	EUR	88,043,766	USD	103,161,031	(1,413,196)
03/18/2026	J.P. Morgan Chase Bank, N.A.	GBP	6,901,548	USD	9,178,338	(264,885)
03/18/2026	J.P. Morgan Chase Bank, N.A.	KRW	45,460,964,000	USD	31,116,334	(266,873)
03/18/2026	J.P. Morgan Chase Bank, N.A.	MXN	1,031,644,795	USD	57,070,000	(1,733,039)
03/18/2026	J.P. Morgan Chase Bank, N.A.	NOK	3,427,015	USD	339,057	(16,721)
03/18/2026	J.P. Morgan Chase Bank, N.A.	SEK	244,000	USD	26,062	(1,390)
03/18/2026	J.P. Morgan Chase Bank, N.A.	TRY	29,641,000	USD	645,057	(14,511)
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	58,174,893	EUR	48,534,817	(527,530)
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	31,863,194	JPY	4,890,490,460	(146,100)
03/18/2026	J.P. Morgan Chase Bank, N.A.	USD	34,960,000	MXN	612,775,139	(32,241)
03/18/2026	J.P. Morgan Chase Bank, N.A.	ZAR	750,312,096	USD	45,440,000	(861,271)
06/22/2026	J.P. Morgan Chase Bank, N.A.	ZAR	97,282,500	USD	5,250,000	(711,723)
07/14/2026	J.P. Morgan Chase Bank, N.A.	BRL	21,285,900	USD	3,530,000	(367,803)
01/08/2027	J.P. Morgan Chase Bank, N.A.	AUD	12,420,000	USD	8,328,852	(273,342)
02/09/2026	Merrill Lynch International	BRL	14,143,500	USD	2,245,000	(438,125)
03/18/2026	Merrill Lynch International	COP	75,769,214,000	USD	19,579,114	(743,123)
03/18/2026	Merrill Lynch International	GBP	97,907,156	USD	130,522,575	(3,441,441)
03/18/2026	Merrill Lynch International	PEN	3,661,000	USD	1,084,998	(553)
04/09/2026	Merrill Lynch International	AUD	6,245,000	USD	3,788,841	(559,022)
05/12/2026	Merrill Lynch International	EUR	16,730,000	USD	19,314,785	(606,998)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/03/2026	Morgan Stanley and Co. International PLC	USD	31,910,000	BRL	165,478,878	$(466,576)
03/18/2026	Morgan Stanley and Co. International PLC	ZAR	540,999,047	USD	31,509,346	(1,875,354)
05/13/2026	Morgan Stanley and Co. International PLC	EUR	17,430,000	USD	20,079,360	(676,886)
03/18/2026	Standard Chartered Bank PLC	KRW	34,773,900,000	USD	23,712,172	(293,401)
03/18/2026	Standard Chartered Bank PLC	USD	17,770,000	JPY	2,707,732,182	(209,104)
Subtotal—Depreciation						(45,313,173)
Total Forward Foreign Currency Contracts						$(17,878,761)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
BNP Paribas S.A.	Sell	1.00%	Quarterly	12/20/2030	0.382%	EUR	9,000,000	$279,413	$306,179	$26,766
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.290	EUR	5,170,000	45,851	123,160	77,309
Subtotal - Appreciation								325,264	429,339	104,075
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.494	USD	8,280,000	(1,402)	(37,061)	(35,659)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.209	EUR	5,170,000	(32,222)	(136,764)	(104,542)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2030	0.346	EUR	9,000,000	(297,017)	(324,736)	(27,719)
Markit CDX North America High Yield Index, Series 45, Version 1	Buy	(5.00)	Quarterly	12/20/2030	2.966	USD	117,612,000	(8,373,792)	(9,857,415)	(1,483,623)
Markit iTraxx Europe Crossover Index, Series 44, Version 1	Buy	(5.00)	Quarterly	12/20/2030	2.468	EUR	93,600,000	(10,846,596)	(11,973,031)	(1,126,435)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.700	USD	3,795,000	26,025	(40,781)	(66,806)
Turkey Government International Bonds	Buy	(1.00)	Quarterly	12/20/2030	2.173	USD	3,600,000	224,625	181,861	(42,764)
Subtotal - Depreciation								(19,300,379)	(22,187,927)	(2,887,548)
Total Centrally Cleared Credit Default Swap Agreements								$(18,975,115)	$(21,758,588)	$(2,783,473)

(a)	Centrally cleared swap agreements collateralized by $22,223,686 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of January 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	SOFR	Annually	(3.83)%	Annually	08/04/2035	USD	42,370,000	$—	$9,091	$9,091
Pay	BZDIOVRA	At Maturity	12.91	At Maturity	01/03/2033	BRL	34,931,899	—	15,212	15,212
Receive	SOFR	Annually	(4.20)	Annually	07/08/2056	USD	33,350,000	—	72,948	72,948
Receive	SOFR	Annually	(3.69)	Annually	09/04/2035	USD	8,535,000	—	101,248	101,248
Pay	BZDIOVRA	At Maturity	13.54	At Maturity	01/03/2033	BRL	18,008,892	—	157,386	157,386
Pay	BZDIOVRA	At Maturity	13.32	At Maturity	01/03/2033	BRL	34,053,313	—	198,295	198,295
Receive	SOFR	Annually	(3.56)	Annually	12/12/2035	USD	20,230,000	—	471,431	471,431
Pay	3 Month CZK PRIBOR	Quarterly	3.79	Annually	12/02/2027	CZK	2,673,480,000	—	613,418	613,418
Pay	6 Month EURIBOR	Semi-Annually	2.42	Annually	01/29/2029	EUR	1,192,180,000	(184,566)	436,974	621,540
Receive	6 Month EURIBOR	Semi-Annually	(2.87)	Annually	11/06/2055	EUR	11,660,000	—	824,549	824,549
Receive	SOFR	Annually	(3.52)	Annually	12/10/2035	USD	39,830,000	—	1,071,345	1,071,345
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,860,000	—	3,606,722	3,606,722
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	12,190,000	87,271	3,843,765	3,756,494
Subtotal — Appreciation								(97,295)	11,422,384	11,519,679
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,860,000	—	(3,618,053)	(3,618,053)
Pay	KWCDC	Quarterly	2.82	Quarterly	11/16/2027	KRW	366,736,600,000	—	(1,019,578)	(1,019,578)
Receive	SORA	Semi-Annually	(1.52)	Semi-Annually	01/27/2028	SGD	158,655,000	—	(170,371)	(170,371)
Receive	SOFR	Annually	(3.86)	Annually	07/15/2035	USD	28,285,000	—	(87,234)	(87,234)
Receive	SOFR	Annually	(3.86)	Annually	07/15/2035	USD	28,285,000	—	(70,333)	(70,333)
Subtotal — Depreciation								—	(4,965,569)	(4,965,569)
Total Centrally Cleared Interest Rate Swap Agreements								$(97,295)	$6,456,815	$6,554,110

(a)	Centrally cleared swap agreements collateralized by $22,223,686 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00%	Quarterly	12/20/2029	1.355%	EUR	24,150,000	$2,271,542	$3,883,429	$1,611,887
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	0.347	EUR	44,676,910	7,030,698	8,899,954	1,869,256
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	1.355	EUR	13,800,000	1,325,154	2,219,102	893,948
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe CrossoverIndex, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	0.347	EUR	1,942,474	361,924	386,954	25,030
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe CrossoverIndex, Series 42, Version 4	Sell	5.00	Quarterly	12/20/2029	1.355	EUR	1,050,000	151,162	168,845	17,683
Subtotal—Appreciation									11,140,480	15,558,284	4,417,804
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)%	Quarterly	12/20/2027	0.083%	USD	596,516	$(51,883)	$(53,438)	$(1,555)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.083	USD	20,878,039	(1,446,934)	(1,870,317)	(423,383)
Subtotal—Depreciation									(1,498,817)	(1,923,755)	(424,938)
Total Over-The-Counter Credit Default Swap Agreements									$9,641,663	$13,634,529	$3,992,866

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $32,162,588.
(b)
Implied credit spreads represent the current level, as of January 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
SORA	—Singapore Overnight Rate Average
THB	—Thai Baht
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$537,115,725	$2,102,879	$539,218,604
Non-U.S. Dollar Denominated Bonds & Notes	—	378,405,287	—	378,405,287
Asset-Backed Securities	—	261,277,032	8,470,382	269,747,414
U.S. Treasury Securities	—	189,340,275	—	189,340,275
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	125,378,991	—	125,378,991
Agency Credit Risk Transfer Notes	—	85,363,756	—	85,363,756
Common Stocks & Other Equity Interests	1,059,285	30,836,400	13,646	31,909,331
Variable Rate Senior Loan Interests	—	5,309,138	351,758	5,660,896
Preferred Stocks	2,201,020	—	99	2,201,119
Commercial Paper	—	—	780,793	780,793
Money Market Funds	83,595,766	62,141,184	—	145,736,950
Options Purchased	—	111,497,102	—	111,497,102
Total Investments in Securities	86,856,071	1,786,664,890	11,719,557	1,885,240,518
Other Investments - Assets*
Futures Contracts	120,697	—	—	120,697
Forward Foreign Currency Contracts	—	27,434,412	—	27,434,412
Swap Agreements	—	16,041,558	—	16,041,558
	120,697	43,475,970	—	43,596,667
Other Investments - Liabilities*
Futures Contracts	(1,152,018)	—	—	(1,152,018)
Forward Foreign Currency Contracts	—	(45,313,173)	—	(45,313,173)
Options Written	(3,117,922)	(114,259,542)	—	(117,377,464)
Swap Agreements	—	(8,278,055)	—	(8,278,055)
	(4,269,940)	(167,850,770)	—	(172,120,710)
Total Other Investments	(4,149,243)	(124,374,800)	—	(128,524,043)
Total Investments	$82,706,828	$1,662,290,090	$11,719,557	$1,756,716,475

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Global Strategic Income Fund